Net interest income - Schedule of Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income:
Loans and advances to banks	£ 2,439	£ 3,096	£ 846
Loans and advances to customers	21,712	18,992	13,789
Reverse repurchase agreements	2,441	1,866	835
Debt securities	737	495	145
Financial assets held at amortised cost	27,329	24,449	15,615
Financial assets at fair value through other comprehensive income	1,057	851	947
Interest income	28,386	25,300	16,562
Interest expense:
Deposits from banks	(121)	(131)	(78)
Customer deposits	(9,009)	(6,045)	(1,083)
Repurchase agreements	(2,390)	(2,397)	(827)
Debt securities in issue	(3,814)	(2,595)	(1,075)
Lease liabilities	(30)	(28)	(27)
Subordinated liabilities	(430)	(395)	(367)
Total interest expense	(15,794)	(11,591)	(3,457)
Net interest income	12,592	13,709	13,105
Finance leases
Interest income:
Interest income	£ 1,089	£ 885	£ 711